UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707

13F File Number: 28-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  Secretary & Treasurer
Phone:  (302) 234-5750

Signature, Place and Date of Signing:

/s/ Richard E. Carlson           Hockessin, DE              November 15, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     28-06287               ABANCO Investments, Ltd.
     28-03420               Ashford Capital Management
     28-02635               Gardner, Russo & Gardner
     28-04558               Parametric Portfolio Associates
     28-10747               Lazard Investments LLC

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: $1,140
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

FORM 13f INFORMATION TABLE
BRANDYWINE MANAGERS, LLC
SEPTEMBER 30, 2004
                                                             Shares
                            Title of             Value       or Prin           Invstmnt  Other    Voting Authority
Name of Issuer              Class     Cusip      (X $1,000)  Amount   SH/Prin  Discrtn   Mangrs  Sole  Shared  None
ADC Telecommunications      COMMON    000886101     22          12,200  SH     Shared      1           12,200
AK Steel Holdings           COMMON    001547108    166          20,375  SH     Shared      1           20,375
Colt Telecom Group PLC      COMMON    196877104     51          16,547  SH     Shared      1           16,547
Electroglas Inc             SPON ADR  285324109     42          14,250  SH     Shared      1           14,250
Global Industries Ltd       COMMON    379336100     62          10,005  SH     Shared      1           10,005
Grace W.R. + Co.            COMMON    38388F108    109          11,500  SH     Shared      1           11,500
Grey Wolf Inc               COMMON    397888108     63          12,985  SH     Shared      1           12,985
Infonet SVCS                CL B      45666T106     20          12,050  SH     Shared      1           12,050
KCS Energy Inc              COMMON    482434206    177          12,715  SH     Shared      1           12,715
Lucent Technologies         COMMON    549463107     49          15,400  SH     Shared      1           15,400
Milacron Inc                COMMON    598709103     43          13,630  SH     Shared      1           13,630
Mpower Holding              COMMON    62473L309     55          42,330  SH     Shared      1           42,330
Parker Drilling Co          COMMON    701081101     50          13,525  SH     Shared      1           13,525
Paxson Communications       COMMON    704231109     33          24,235  SH     Shared      1           24,235
Primedia Inc                COMMON    74157K101     88          37,365  SH     Shared      1           37,365
Rite Aid Corp               COMMON    767754104     54          15,225  SH     Shared      1           15,225
Sunterra Corp               COMMON    86787D208    127          13,310  SH     Shared      1           13,310
Time Warner Telecom         COMMON    887319101     58          12,049  SH     Shared      1           12,049
US LEC Corp                 COMMON    90331S109     35          11,740  SH     Shared      1           11,740
Unitedglobalcom             COMMON    913247508    102          13,704  SH     Shared      1           13,704
Vitesse Semiconductor Corp  COMMON    928497106     34          12,600  SH     Shared      1           12,600

Number of Issuers = 21                           1,440

01864.0005 #525093